Disclosure of detailed information about impairment loss by segment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statements [Line Items]
Asset impairment loss	$ 11,320
Manitoba [Member]
Statements [Line Items]
Asset impairment loss	11,320
Tax impact - recovery	(3,849)
After-tax impairment charge	$ 7,471